Fair Value Accounting	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Accounting
Note 12 - Fair Value Accounting
Fair value accounting guidance defines fair value as the exchange price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market available to the entity in an orderly transaction between market participants, on the measurement date. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" of this Report for a description of how fair value measurements are determined.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents all financial instruments measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	December 31, 2025				December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total Assets and Liabilities at Fair Value	Level 1	Level 2	Level 3	Total Assets and Liabilities at Fair Value
Assets
Trading securities:
U.S. Treasury securities	$3,011	$—	$—	$3,011	$—	$—	$—	$—
State and municipal securities	—	—	—	—	—	473	—	473
Asset-backed securities	—	12,390	—	12,390	—	9,240	—	9,240
Total trading securities	$3,011	$12,390	$—	$15,401	$—	$9,713	$—	$9,713
Investment securities available for sale:
U.S. Treasury securities	$1,195,107	$—	$—	$1,195,107	$1,212,742	$—	$—	$1,212,742
U.S. Government agency securities	—	—	—	—	—	29,163	—	29,163
Mortgage-backed securities issued by U.S. Government agencies	—	1,387,953	—	1,387,953	—	1,462,790	—	1,462,790
Mortgage-backed securities issued by U.S. Government sponsored enterprises	—	1,961,794	—	1,961,794	—	2,034,035	—	2,034,035
Collateralized mortgage obligations issued by U.S. Government agencies or sponsored enterprises	—	506,647	—	506,647	—	550,201	—	550,201
Commercial mortgage-backed securities issued by U.S. Government agencies or sponsored enterprises	—	2,359,571	—	2,359,571	—	2,253,116	—	2,253,116
Corporate debt securities and other debt securities	—	—	—	—	—	8,971	—	8,971
Total investment securities available for sale	$1,195,107	$6,215,965	$—	$7,411,072	$1,212,742	$6,338,276	$—	$7,551,018
Mortgage loans held for sale	$—	$36,593	$—	$36,593	$—	$33,448	$—	$33,448
Other investments	—	—	17,980	17,980	—	—	14,831	14,831
Mutual funds and mutual funds held in rabbi trusts	74,992	—	—	74,992	63,371	—	—	63,371
Derivative assets	—	83,960	—	83,960	—	83,895	—	83,895
Liabilities
Mutual fund held in rabbi trusts	59,345	—	—	59,345	48,351	—	—	48,351
Derivative liabilities(1)	—	110,210	—	110,210	—	216,325	—	216,325
(1)    Excludes from Level 3 the Visa derivative of $2.9 million and $64 thousand at December 31, 2025 and 2024, respectively. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" in this Report for discussion of fair value accounting related to this in the Derivative Instruments section.
Fair Value Option
Synovus has elected the fair value option for mortgage loans held for sale primarily to ease the operational burden required to maintain hedge accounting for these loans. Synovus is still able to achieve effective economic hedges on mortgage loans held for sale without the time and expense needed to manage a hedge accounting program.
The following table summarizes the difference between the fair value and the UPB of mortgage loans held for sale and the changes in fair value of these loans. An immaterial portion of these changes in fair value was attributable to instrument-specific credit risk.

	Years Ended December 31,
(in thousands)	2025	2024	2023
Changes in fair value included in net income:
Mortgage loans held for sale	$384	$(1,033)	$839
Mortgage loans held for sale:
Fair value	36,593	33,448	47,338
Unpaid principal balance	35,531	32,770	45,627
Fair value less aggregate unpaid principal balance	$1,062	$678	$1,711

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
During 2025 and 2024, Synovus did not have any transfers in or out of Level 3 in the fair value hierarchy.

(in thousands)	Other Investments
Beginning balance at December 31, 2024	$14,831
Total gains (losses) realized/unrealized:
Included in earnings	374
Additions	2,775
Ending balance at December 31, 2025	$17,980
Total net gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2025	$374

(in thousands)	Other Investments
Beginning balance at December 31, 2023	$12,560
Total gains (losses) realized/unrealized:
Included in earnings	641
Additions	1,630
Ending balance at December 31, 2024	$14,831
Total net gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at December 31, 2024	$641

The table below provides an overview of the valuation techniques and significant unobservable inputs used in those techniques to measure financial instruments that are classified within Level 3 of the valuation hierarchy and are measured at fair value on a recurring basis.

			December 31, 2025		December 31, 2024
(dollars in thousands)	Valuation Technique	Significant Unobservable Input	Level 3 Fair Value	Rate/Range	Level 3 Fair Value	Rate/Range
Assets (liabilities) measured at fair value on a recurring basis
Other investments	Individual analysis of each investee company	Multiple factors, including but not limited to, current operations, financial condition, cash flows, evaluation of business management and financial plans, and recently executed financing transactions related to the investee companies	$17,980	N/A	$14,831	N/A

Assets (Liabilities) Measured at Fair Value on a Non-recurring Basis
Certain assets and liabilities are required to be measured at fair value on a non-recurring basis subsequent to their initial recognition. These assets and liabilities are not measured at fair value on an ongoing basis; however, they are subject to fair value adjustments in certain circumstances, such as when there is evidence of impairment. The following table presents items measured at fair value on a non-recurring basis still held as of the dates indicated for which there was a fair value adjustment.

	December 31, 2025				December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(1)	$—	$—	$5,407	$5,407	$—	$—	$58,416	$58,416

	Fair Value Adjustments(1) for the
	Years Ended December 31,
(in thousands)	2025	2024
Loans(1)	$5,325	$35,726

(1)    Fair value adjustments represent charge-offs on collateral-dependent loans that were written down to fair value of collateral based on the appraised value less selling costs of the collateral.
The table below provides an overview of the valuation techniques and significant unobservable inputs used in those techniques to measure financial instruments that are classified within Level 3 of the valuation hierarchy and are measured at fair value on a non-recurring basis.

			December 31, 2025	December 31, 2024
	Valuation Technique	Significant Unobservable Input	Range (Weighted Average)(1)	Range (Weighted Average)(1)
Assets (liabilities) measured at fair value on a non-recurring basis

Loans	Third-party appraised value of collateral less estimated selling costs	Appraised value Estimated selling costs	0%-40% (14%) 0%-10% (7%)	0%-41% (29%) 0%-10% (7%)

(1)    The weighted average is the measure of central tendencies; it is not the value that management is using for the asset or liability.
Fair Value of Financial Instruments
The following table presents the carrying and estimated fair values of financial instruments at December 31, 2025 and 2024. The fair values represent management’s best estimates based on a range of methodologies and assumptions. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" of this Report for a description of how fair value measurements are determined.

	December 31, 2025
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets
Total cash, cash equivalents, and restricted cash	$2,537,705	$2,537,705	$2,537,705	$—	$—
Trading securities	15,401	15,401	3,011	12,390	—
Investment securities held to maturity	2,409,184	2,419,349	—	2,419,349	—
Investment securities available for sale	7,411,072	7,411,072	1,195,107	6,215,965	—
Loans held for sale	106,221	106,022	—	36,593	69,429
Other investments	17,980	17,980	—	—	17,980
Mutual funds and mutual funds held in rabbi trusts	74,992	74,992	74,992	—	—
Loans, net (1)	44,147,693	43,306,294	—	—	43,306,294
FRB and FHLB stock	200,786	200,786	—	200,786	—
Derivative assets	83,960	83,960	—	83,960	—
Financial liabilities
Non-interest-bearing deposits	$11,201,939	$11,201,939	$—	$11,201,939	$—
Non-time interest-bearing deposits	30,915,675	30,915,675	—	30,915,675	—
Time deposits	9,206,308	9,192,320	—	9,192,320	—
Total deposits(2)	$51,323,922	$51,309,934	$—	$51,309,934	$—
Federal funds purchased and securities sold under repurchase agreements	48,848	48,848	48,848	—	—
Long-term debt	2,456,442	2,501,434	—	2,501,434	—
Mutual fund held in rabbi trusts	59,345	59,345	59,345	—	—
Derivative liabilities(3)	110,210	110,210	—	110,210	—

(1)    Synovus estimates the fair value of loans based on present value of the future cash flows using the interest rate that would be charged for a similar loan to a borrower with similar risk, adjusted for a discount based on the estimated time period to complete a sale transaction with a market participant.
(2)    The fair value of deposits with no stated maturity, such as non-interest-bearing demand, interest-bearing demand, money market, and savings accounts reflects the carrying amount which is payable on demand, as of the respective date, and may not align with other valuation methods or processes. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.
(3) Excludes from Level 3 the Visa derivative of $2.9 million at December 31, 2025. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" in this Report for discussion of fair value accounting related to this in the Derivative Instruments section.

	December 31, 2024
(in thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets
Total cash, cash equivalents, and restricted cash	$2,993,987	$2,993,987	$2,993,987	$—	$—
Trading securities	9,713	9,713	—	9,713	—
Investment securities held to maturity	2,581,469	2,524,525	—	2,524,525	—
Investment securities available for sale	7,551,018	7,551,018	1,212,742	6,338,276	—
Loans held for sale	90,111	89,901	—	33,448	56,453
Other investments	14,831	14,831	—	—	14,831
Mutual funds and mutual funds held in rabbi trusts	63,371	63,371	63,371	—	—
Loans, net(1)	42,122,183	41,014,425	—	—	41,014,425
FRB and FHLB stock	164,374	164,374	—	164,374	—
Derivative assets	83,895	83,895	—	83,895	—
Financial liabilities
Non-interest-bearing deposits	$11,596,119	$11,596,119	$—	$11,596,119	$—
Non-time interest-bearing deposits	29,883,378	29,883,378	—	29,883,378	—
Time deposits	9,615,862	9,587,417	—	9,587,417	—
Total deposits(2)	$51,095,359	$51,066,914	$—	$51,066,914	$—
Federal funds purchased and securities sold under repurchase agreements	131,728	131,728	131,728	—	—
Long-term debt	1,733,109	1,748,723	—	1,748,723	—
Mutual fund held in rabbi trusts	48,351	48,351	48,351	—	—
Derivative liabilities(3)	216,325	216,325	—	216,325	—

(1)    Synovus estimates the fair value of loans based on present value of the future cash flows using the interest rate that would be charged for a similar loan to a borrower with similar risk, adjusted for a discount based on the estimated time period to complete a sale transaction with a market participant.
(2)    The fair value of deposits with no stated maturity, such as non-interest-bearing demand, interest-bearing demand, money market, and savings accounts reflects the carrying amount which is payable on demand, as of the respective date, and may not align with other valuation methods or processes. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.
(3) Excludes from Level 3 the Visa derivative of $64 thousand at December 31, 2024. See "Part II - Item 8. Financial Statements and Supplementary Data - Note 1 - Summary of Significant Accounting Policies" in this Report for discussion of fair value accounting related to this in the Derivative Instruments section.